Other assets - Schedule of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Intangible assets	$ 90.1	$ 104.8
Deferred dry-dock	79.4	63.8	$ 41.3
Restricted cash	38.2	38.2
Contingent consideration asset	49.2	84.0
Business Combination, Indemnification Asset Claim, Noncurrent	42.5	0.0
Deferred financing fees on undrawn financings	77.0	0.0
Other	48.0	42.9
Other assets (note 12)	$ 424.4	$ 333.7